Share Capital (Details 2)		6 Months Ended	12 Months Ended
	Aug. 09, 2021 $ / shares	Dec. 31, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares
Share Capital Details 2Abstract
Balance, options | shares		13,750,784	13,525,784
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares		$ 1.29	$ 0.99
Options expired, options | shares			(1,375,000)
Options expired, weighted average exercise price, option (in CAD per share) | $ / shares			$ 0.90
Options granted, options | shares		200,000	1,600,000
Options granted, weighted average exercise price, option (in CAD per share) | $ / shares	$ 1.02	$ 6.08	$ 3.40
Options exercised, options | shares		(750,784)
Options exercised, weighted average exercise price, option (in CAD per share) | $ / shares		$ 0.99
Balance, options | shares		13,200,000	13,750,784
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares		$ 1.37	$ 1.29